Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 0.4%
Gaia, Inc.(a)	331,344	805,166
Playstudios, Inc.(a)	287,640	1,003,864
Total		1,809,030
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	567,006	657,727
Media 1.2%
Criteo SA, ADR(a)	100,108	2,705,919
Innovid Corp.(a)	372,346	1,009,058
Integral Ad Science Holding Corp.(a)	290,790	2,105,319
Total		5,820,296
Total Communication Services		8,287,053
Consumer Discretionary 11.8%
Auto Components 1.4%
Gentherm, Inc.(a)	39,262	1,952,499
Modine Manufacturing Co.(a)	172,269	2,229,161
Visteon Corp.(a)	22,795	2,417,638
Total		6,599,298
Distributors 0.1%
Educational Development Corp.	163,245	393,421
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	98,309	898,544
Stride, Inc.(a)	66,323	2,787,556
Total		3,686,100
Hotels, Restaurants & Leisure 0.3%
PlayAGS, Inc.(a)	267,737	1,419,006
Household Durables 3.6%
Cavco Industries, Inc.(a)	10,227	2,104,308
Century Communities, Inc.	57,780	2,471,828
Ethan Allen Interiors, Inc.	65,059	1,375,347
Hamilton Beach Brands Holding Co.	127,192	1,484,331
Legacy Housing Corp.(a)	99,534	1,707,008
Lifetime Brands, Inc.	107,489	727,701
Lovesac Co. (The)(a)	31,284	637,568
Meritage Homes Corp.(a)	39,424	2,770,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	175,615	2,653,543
Universal Electronics, Inc.(a)	64,050	1,259,863
Total		17,191,821
Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc., Class A(a)	168,509	1,093,623
Overstock.com, Inc.(a)	81,490	1,984,282
Redbubble Ltd.(a)	2,327,590	930,588
ThredUp, Inc., Class A(a)	500,720	921,325
Total		4,929,818
Leisure Products 0.6%
Latham Group, Inc.(a)	193,650	695,203
Malibu Boats, Inc., Class A(a)	42,323	2,031,081
Total		2,726,284
Multiline Retail 0.2%
Big Lots, Inc.	57,487	897,372
Specialty Retail 1.2%
American Eagle Outfitters, Inc.	180,270	1,754,027
Brilliant Earth Group, Inc., Class A(a)	172,020	985,674
Urban Outfitters, Inc.(a)	154,378	3,033,528
Total		5,773,229
Textiles, Apparel & Luxury Goods 2.6%
Allbirds, Inc., Class A(a)	404,033	1,228,260
Canada Goose Holdings, Inc.(a)	130,890	1,994,764
Culp, Inc.	158,667	691,788
Fossil Group, Inc.(a)	454,358	1,553,904
Kontoor Brands, Inc.	59,680	2,005,845
Movado Group, Inc.	63,929	1,801,519
Steven Madden Ltd.	113,064	3,015,417
Total		12,291,497
Total Consumer Discretionary		55,907,846
Consumer Staples 3.2%
Beverages 0.9%
Boston Beer Co., Inc. (The), Class A(a)	7,670	2,482,395
MGP Ingredients, Inc.	18,412	1,954,618
Total		4,437,013
Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	84,532	2,623,028
Food Products 1.2%
Fresh Del Monte Produce, Inc.	98,570	2,290,767
TreeHouse Foods, Inc.(a)	78,430	3,327,000
Total		5,617,767
Household Products 0.2%
Oil-Dri Corp of America	37,250	901,450
Personal Products 0.4%
Honest Co., Inc. (The)(a)	506,627	1,773,195
Total Consumer Staples		15,352,453
Energy 4.8%
Energy Equipment & Services 2.3%
ChampionX Corp.	208,180	4,074,083
Expro Group Holdings NV(a)	165,423	2,107,489
Natural Gas Services Group, Inc.(a)	147,711	1,483,018
Newpark Resources, Inc.(a)	646,285	1,628,638
Pason Systems, Inc.	148,428	1,420,508
Profire Energy, Inc.(a)	574,921	488,798
Total		11,202,534
Oil, Gas & Consumable Fuels 2.5%
CVR Energy, Inc.	92,160	2,670,797
Equitrans Midstream Corp.	633,290	4,737,009
Talos Energy, Inc.(a)	137,220	2,284,713
W&T Offshore, Inc.(a)	353,382	2,070,818
Total		11,763,337
Total Energy		22,965,871
Financials 25.4%
Banks 15.5%
Ameris Bancorp	90,906	4,064,407
Bank of Marin Bancorp	55,955	1,675,852
BankUnited, Inc.	138,912	4,746,623
Banner Corp.	66,806	3,946,898
Brookline Bancorp, Inc.	213,366	2,485,714
Capital Bancorp, Inc.	85,048	1,964,609
Capital City Bank Group, Inc.	69,765	2,170,389
Central Pacific Financial Corp.	80,678	1,669,228
Central Valley Community Bancorp	69,671	1,233,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Community Trust Bancorp, Inc.	56,756	2,301,456
First BanCorp	329,203	4,503,497
First BanCorp	68,446	2,503,755
First Community Corp.	86,717	1,517,547
First Financial Corp.	45,913	2,074,808
Heritage Financial Corp.	108,159	2,862,969
Hilltop Holdings, Inc.	139,550	3,467,817
HomeStreet, Inc.	52,264	1,505,726
Northrim BanCorp, Inc.	61,880	2,571,733
OFG Bancorp	117,821	2,960,842
Plumas Bancorp	43,632	1,237,840
Popular, Inc.	54,908	3,956,670
Riverview Bancorp, Inc.	180,656	1,147,166
Sierra Bancorp	73,824	1,458,024
Southern First Bancshares, Inc.(a)	51,124	2,129,826
Towne Bank	133,911	3,592,832
UMB Financial Corp.	67,951	5,727,590
Washington Federal, Inc.	132,566	3,974,329
Total		73,452,020
Capital Markets 0.7%
StoneX Group, Inc.(a)	40,850	3,388,099
Consumer Finance 0.9%
Ezcorp, Inc., Class A(a)	367,501	2,833,433
PROG Holdings, Inc.(a)	86,549	1,296,504
Total		4,129,937
Diversified Financial Services 0.3%
Alerus Financial Corp.	64,187	1,418,533
Insurance 3.8%
American Equity Investment Life Holding Co.	107,120	3,994,505
Argo Group International Holdings Ltd.	99,290	1,912,325
Employers Holdings, Inc.	51,734	1,784,306
Global Indemnity Group LLC	90,425	1,995,680
Horace Mann Educators Corp.	54,082	1,908,554
Mercury General Corp.	61,688	1,753,173
National Western Life Group, Inc., Class A	13,697	2,339,447
ProAssurance Corp.	126,746	2,472,814
Total		18,160,804

2	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 4.2%
Essent Group Ltd.	109,610	3,822,101
MGIC Investment Corp.	307,036	3,936,202
NMI Holdings, Inc., Class A(a)	157,749	3,213,347
Provident Financial Holdings, Inc.	83,802	1,189,988
Radian Group, Inc.	236,730	4,566,522
Territorial Bancorp, Inc.	71,147	1,319,065
Western New England Bancorp, Inc.	219,129	1,781,519
Total		19,828,744
Total Financials		120,378,137
Health Care 9.2%
Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.(a)	88,630	1,449,987
Arcutis Biotherapeutics, Inc.(a)	42,380	809,882
Atara Biotherapeutics, Inc.(a)	174,690	660,328
BioCryst Pharmaceuticals, Inc.(a)	62,950	793,170
Coherus Biosciences, Inc.(a)	116,491	1,119,479
Eiger BioPharmaceuticals, Inc.(a)	63,898	481,152
Insmed, Inc.(a)	114,760	2,471,930
Iovance Biotherapeutics, Inc.(a)	189,635	1,816,703
IVERIC bio, Inc.(a)	47,680	855,379
Natera, Inc.(a)	57,780	2,531,920
Replimune Group, Inc.(a)	55,093	951,456
Sage Therapeutics, Inc.(a)	92,959	3,640,275
SpringWorks Therapeutics, Inc.(a)	35,576	1,014,983
Travere Therapeutics, Inc.(a)	33,700	830,368
uniQure NV(a)	84,000	1,575,840
Zentalis Pharmaceuticals, Inc.(a)	45,400	983,364
Total		21,986,216
Health Care Equipment & Supplies 0.4%
Inogen, Inc.(a)	82,120	1,993,874
Zimvie, Inc.(a)	4,984	49,192
Total		2,043,066
Health Care Providers & Services 1.5%
Community Health Systems, Inc.(a)	338,306	727,358
Encompass Health Corp.	100,640	4,551,947
Enhabit, Inc.(a)	114,070	1,601,543
Total		6,880,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.2%
Sharecare, Inc.(a)	582,486	1,106,723
Pharmaceuticals 2.5%
ANI Pharmaceuticals, Inc.(a)	51,646	1,659,902
Perrigo Co. PLC	119,200	4,250,672
Satsuma Pharmaceuticals, Inc.(a)	202,571	1,215,426
Supernus Pharmaceuticals, Inc.(a)	104,562	3,539,424
Taro Pharmaceutical Industries Ltd.(a)	39,564	1,186,129
Total		11,851,553
Total Health Care		43,868,406
Industrials 16.2%
Aerospace & Defense 2.9%
Aerojet Rocketdyne Holdings, Inc.(a)	76,480	3,058,435
Curtiss-Wright Corp.	31,840	4,430,855
Maxar Technologies, Inc.	155,600	2,912,832
Moog, Inc., Class A	46,995	3,306,098
Total		13,708,220
Air Freight & Logistics 0.2%
Radiant Logistics, Inc.(a)	167,737	954,424
Airlines 0.5%
JetBlue Airways Corp.(a)	377,390	2,502,096
Building Products 1.6%
Caesarstone Ltd.	153,188	1,426,180
Resideo Technologies, Inc.(a)	146,090	2,784,475
UFP Industries, Inc.	44,916	3,241,139
Total		7,451,794
Commercial Services & Supplies 0.8%
Healthcare Services Group, Inc.	149,217	1,804,033
HNI Corp.	77,423	2,052,484
Total		3,856,517
Construction & Engineering 0.7%
MDU Resources Group, Inc.	118,560	3,242,616

Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.9%
AZZ, Inc.	62,932	2,297,647
Encore Wire Corp.	31,722	3,665,160
Shoals Technologies Group, Inc., Class A(a)	63,590	1,370,364
Thermon(a)	104,304	1,607,325
Total		8,940,496
Machinery 3.6%
CIRCOR International, Inc.(a)	65,029	1,072,328
Gorman-Rupp Co.	57,066	1,357,600
Greenbrier Companies, Inc. (The)	69,128	1,677,736
Hurco Companies, Inc.	62,820	1,412,194
John Bean Technologies Corp.	23,360	2,008,960
LB Foster Co., Class A(a)	86,272	842,015
Manitex International, Inc.(a)	247,944	1,420,719
Miller Industries, Inc.	34,030	724,499
Mueller Industries, Inc.	68,322	4,061,060
Standex International Corp.	29,719	2,426,556
Total		17,003,667
Marine 0.9%
Costamare, Inc.	207,585	1,857,886
Kirby Corp.(a)	41,207	2,504,149
Total		4,362,035
Professional Services 0.9%
Korn/Ferry International	63,155	2,965,127
Red Violet, Inc.(a)	83,111	1,439,483
Total		4,404,610
Road & Rail 1.2%
Marten Transport Ltd.	140,100	2,684,316
Schneider National, Inc., Class B	156,990	3,186,897
Total		5,871,213
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	78,662	2,229,281
Textainer Group Holdings Ltd.	96,391	2,589,062
Total		4,818,343
Total Industrials		77,116,031
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.5%
Communications Equipment 2.4%
Applied Optoelectronics, Inc.(a)	354,678	964,724
Casa Systems, Inc.(a)	365,893	1,145,245
Digi International, Inc.(a)	77,281	2,671,604
KVH Industries, Inc.(a)	88,142	812,669
NETGEAR, Inc.(a)	74,607	1,495,125
Netscout Systems, Inc.(a)	132,410	4,147,081
Total		11,236,448
Electronic Equipment, Instruments & Components 4.1%
Airgain, Inc.(a)	123,694	891,834
Bel Fuse, Inc., Class B	79,829	2,015,682
ePlus, Inc.(a)	51,399	2,135,114
FARO Technologies, Inc.(a)	43,517	1,194,107
Knowles Corp.(a)	208,050	2,531,969
Luna Innovations, Inc.(a)	194,560	863,846
OSI Systems, Inc.(a)	38,157	2,749,593
Powerfleet, Inc.(a)	427,732	1,317,415
Vishay Intertechnology, Inc.	246,411	4,383,652
Vishay Precision Group, Inc.(a)	46,960	1,389,546
Total		19,472,758
IT Services 4.1%
Cass Information Systems, Inc.	52,742	1,829,620
DigitalOcean Holdings, Inc.(a)	72,870	2,635,708
EVERTEC, Inc.	97,710	3,063,208
IBEX Holdings Ltd.(a)	149,152	2,769,753
International Money Express, Inc.(a)	76,288	1,738,603
Kyndryl Holdings, Inc.(a)	283,577	2,345,182
Payoneer Global, Inc.(a)	386,397	2,337,702
Shift4 Payments, Inc., Class A(a)	65,651	2,928,691
Total		19,648,467
Semiconductors & Semiconductor Equipment 0.8%
Cohu, Inc.(a)	106,071	2,734,511
Valens Semiconductor Ltd.(a)	251,922	1,055,553
Total		3,790,064

4	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.1%
Cerence, Inc.(a)	99,544	1,567,818
Cognyte Software Ltd.(a)	256,463	1,036,111
Mitek Systems, Inc.(a)	120,728	1,105,868
Upland Software, Inc.(a)	160,225	1,302,629
Total		5,012,426
Total Information Technology		59,160,163
Materials 8.2%
Chemicals 0.8%
Aspen Aerogels, Inc.(a)	145,670	1,343,077
Tronox Holdings PLC, Class A	213,703	2,617,862
Total		3,960,939
Construction Materials 1.7%
Eagle Materials, Inc.	41,929	4,493,950
Summit Materials, Inc., Class A(a)	153,348	3,674,218
Total		8,168,168
Containers & Packaging 0.6%
Greif, Inc., Class A	47,179	2,810,453
Metals & Mining 3.8%
Ampco-Pittsburgh Corp.(a)	260,013	956,848
Capstone Copper Corp.(a)	832,765	1,965,334
Centerra Gold, Inc.	534,570	2,352,905
Commercial Metals Co.	171,170	6,073,112
ERO Copper Corp.(a)	158,001	1,746,607
Ferroglobe PLC(a)	225,833	1,192,398
Olympic Steel, Inc.	59,696	1,361,666
Torex Gold Resources, Inc.(a)	194,027	1,400,405
Universal Stainless & Alloy Products, Inc.(a)	130,929	932,214
Total		17,981,489
Paper & Forest Products 1.3%
Clearwater Paper Corp.(a)	39,994	1,503,774
Glatfelter Corp.	228,923	711,951
Louisiana-Pacific Corp.	74,631	3,820,361
Total		6,036,086
Total Materials		38,957,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.2%
Highwoods Properties, Inc.	147,130	3,966,625
Macerich Co. (The)	411,270	3,265,484
Outfront Media, Inc.	207,700	3,154,963
Pebblebrook Hotel Trust	222,784	3,232,596
PotlatchDeltic Corp.	100,302	4,116,394
RLJ Lodging Trust	315,105	3,188,862
Sunstone Hotel Investors, Inc.	392,479	3,697,152
Total		24,622,076
Real Estate Management & Development 0.4%
Forestar Group, Inc.(a)	166,009	1,857,641
Total Real Estate		26,479,717
Utilities 0.8%
Gas Utilities 0.8%
National Fuel Gas Co.	39,015	2,401,373
RGC Resources, Inc.	73,994	1,558,314
Total		3,959,687
Total Utilities		3,959,687
Total Common Stocks (Cost $546,701,506)		472,432,499

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	2,940,936	2,939,465
Total Money Market Funds (Cost $2,939,673)		2,939,465
Total Investments in Securities (Cost: $549,641,179)		475,371,964
Other Assets & Liabilities, Net		(311,937)
Net Assets		475,060,027

Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	3,423,863	87,202,620	(87,686,927)	(91)	2,939,465	586	11,789	2,940,936
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7024_12_A01_(11/22)